EQUITY COMPENSATION PLANS (Details Narrative)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options And Restricted Stock
Maximum authorized shares	150,000,000	150,000,000	150,000,000
EqPlan 2003 [Member]
Stock Options And Restricted Stock
Restricted shares of Common Stock issued	31,125
Options to purchase an aggregate of shares	82,125
EqPlan 2008 [Member]
Stock Options And Restricted Stock
Restricted shares of Common Stock issued	155,761
Options to purchase an aggregate of shares	394,011
Maximum authorized shares	10,000,000
Shares Future grants	9,592,989